Property and equipment, net (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 698,004	¥ 5,043,641	¥ 4,698,153
Less: accumulated depreciation	(468,739)	(3,387,018)	(3,050,277)
Total	229,265	1,656,623	1,647,876
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	157,831	1,140,456	1,140,456
Mechanical Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	146,583	1,059,178	1,059,178
Electronic And Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	387,503	2,800,025	2,454,537
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 6,087	¥ 43,982	¥ 43,982